Note 7 Probability of default of loans and advances to customers (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subject to 12 month ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.91%	0.894%	0.899%
Subject to 12 month ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.051%	0.058%	0.04%
Subject to 12 month ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.189%	0.157%	0.102%
Subject to 12 month ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.163%	0.152%	0.077%
Subject to 12 month ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.182%	0.187%	0.268%
Subject to 12 month ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.203%	0.191%	0.24%
Subject to 12 month ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.105%	0.122%	0.151%
Subject to 12 month ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.012%	0.019%	0.015%
Subject to 12 month ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.006%	0.008%	0.006%
Subject to lifetime ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.09%	0.106%	0.101%
Subject to lifetime ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.00%	0.00%	0.00%
Subject to lifetime ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.003%	0.001%	0.001%
Subject to lifetime ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.005%	0.002%	0.001%
Subject to lifetime ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.008%	0.006%	0.005%
Subject to lifetime ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.023%	0.025%	0.023%
Subject to lifetime ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.03%	0.038%	0.034%
Subject to lifetime ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.009%	0.015%	0.012%
Subject to lifetime ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.011%	0.019%	0.025%